CONSTRUCTION IN PROGRESS (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Construction In Progress [Line Items]
Construction in progress	$ 69,088,637	$ 59,134,732	$ 24,492,510
Oven room for production of dried flowers [Member]
Construction In Progress [Line Items]
Construction in progress	276,288	0	828,905
Office, warehouse and organic fertilizer plant in HSA [Member]
Construction In Progress [Line Items]
Construction in progress	16,867,188	22,761,164	10,450,518
Organic fertilizer and bread grass production plant and office building [Member]
Construction In Progress [Line Items]
Construction in progress	18,009,803	8,600,187	7,921,105
Rangeland for beef cattle and office building [Member]
Construction In Progress [Line Items]
Construction in progress	30,690,295	26,054,582	5,291,982
Fish Pond [Member]
Construction In Progress [Line Items]
Construction in progress	1,844,454	1,718,799	0
Beef And Seafood Distribution Center [Member]
Construction In Progress [Line Items]
Construction in progress	$ 1,400,609	$ 0